Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 12,439,279	$ 6,668,732	$ 30,807,902	$ 18,459,590	$ 27,793,073	$ 25,509,572
Cost of goods sold	6,862,992	3,893,657	17,007,228	10,657,495	16,148,163	14,132,357
Gross Profit	5,576,287	2,775,075	13,800,674	7,802,095	11,644,910	11,377,215
Operating expenses:
Research and development	1,432,581	1,075,228	4,096,670	3,099,080	4,257,400	3,311,337
Sales and marketing	1,453,391	940,155	4,078,250	2,840,514	4,035,591	3,516,095
General and administrative	1,459,993	830,723	3,304,790	2,393,433	3,453,288	2,972,257
IPO cost					229,332	726,926
Total operating expenses	4,345,965	2,846,106	11,479,710	8,333,027	11,975,611	10,526,615
Income (loss) from operations	1,230,322	(71,031)	2,320,964	(530,932)	(330,701)	850,600
Other expense (income):
Interest income	(1,735)		(1,735)
Interest expense	41,735	7,311	141,505	25,000	39,489	42,692
Fair market value adjustment - warrants		(78,833)	(460,289)	(336,971)	(85,325)	(2,747,570)
Exercise and expiration of warrants					(15,145)	(38,993)
Total other expense (income)	40,000	(71,522)	(320,519)	(311,971)	(60,981)	(2,743,871)
Income (loss) before income taxes	1,190,322	491	2,641,483	(218,961)	(269,720)	3,594,471
Provision (benefit) for income taxes	7,278	(178)	8,078	9,222	622	6,171
Net income (loss)	1,183,044	669	2,633,405	(228,183)	(270,342)	3,588,300
Accretion of dividends on preferred convertible stock	(322,170)	(617,493)	(1,537,021)	(1,827,461)	(2,444,954)	(2,431,836)
Net income (loss) attributable to common stockholders	$ 860,874	$ (616,824)	$ 1,096,384	$ (2,055,644)	$ (2,715,296)	$ 1,156,464
Net income (loss) per share:
Basic	$ 0.21	$ (0.93)	$ 0.59	$ (3.18)	$ (4.17)	$ 2.08
Diluted	$ 0.16	$ (1.05)	$ 0.25	$ (3.70)	$ (4.30)	$ (2.86)
Weighted average shares used in calculating income (loss) per share
Basic	4,133,020	662,415	1,849,647	646,877	651,593	555,805
Diluted	6,689,332	662,415	3,103,784	646,877	651,593	555,805